Schedule of deferred tax liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax
Balance as at beginning of financial year	$ 163,000	$ 155,000
Movements in deferred tax liabilities	133,000	8,000
Balance as at end of financial year	$ 296,000	$ 163,000